Segment Information Level 4 (Details) - Total Assets by Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 2,674	$ 2,871
EPCD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	1,531	1,544
FPD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	857	818
Corporate and Other [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 286	$ 509